Net Income (Loss) per Limited and General Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) per Limited and General Partner Unit [Abstract]
Basic and diluted net income (loss) per general partner unit and limited partner unit
We determined basic and diluted net income (loss) per general partner unit and limited partner unit as follows, in thousands except per unit amounts:

	Year Ended December 31,
	2012	2011	2010
Net (loss) attributable to general partner and limited partners	$(6,508)	$(11,698)	$(8,644)
Weighted average general partner and limited partner units outstanding(a)(b)	9,298	7,137	5,199
General partner and limited partner (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to limited partners	$(6,379)	$(11,465)	$(8,471)
Weighted average limited partner units outstanding(a)(b)	9,113	6,997	5,099
Limited partners’ net (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to general partner	$(129)	$(233)	$(173)
Weighted average general partner units outstanding	185	140	99
General partner net (loss) per unit (basic and diluted)	$(0.70)	$(1.66)	$(1.75)

(a)
Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.

(b)	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.